Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Loss before tax	$ (78,215)	$ (87,876)	$ (183,391)	$ (145,846)
Tax on loss on ordinary activities at standard CT rate (19.00%)			(34,844)	(27,711)
Expenses not deductible for tax purposes			4,142	187
Foreign tax			0	4
Additional deduction for R&D expenditure			0	(2,563)
Surrender of tax losses for R&D tax credit refund			0	1,074
Adjustments to tax in respect of previous periods			4,070	(2,102)
Deferred tax not recognised			31,271	25,552
Tax provision (benefit) for the period	$ (2,493)	$ 2,937	$ 4,639	$ (5,559)